BRIDGE NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2022
Varian Biopharmaceuticals [Member]
Schedule of bridge notes payable

	Bridge Notes	Bridge Notes
	Payable -	Payable -
	Related Parties	Other	Total

Balance at December 31, 2021	$—	$—	$—
Cash received from issuance of bridge notes, net	470,000	1,495,000	1,965,000
Loans payable converted into bridge notes	660,414	—	660,414
Interest accrued on bridge notes	75,815	102,615	178,430
Accretion of discount on bridge notes	181,049	245,046	426,095

Balance at June 30, 2022	$1,387,278	$1,842,661	$3,229,939